Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions and balances
Summary of related parties' balances
		As of December 31,	As of December 31,
Account	Name of related parties	2020	2019
Amount due from related parties
	Andreas Spiegler, CEO, Principal Accounting Officer & Principal Financial Officer	12,750	-
Total		$12,750	$-

Amounts due to related parties
	PlanET China	30,407	32,310
Total		$30,407	$32,310